Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 5—Leases
The Company leases office space and certain office equipment under operating lease agreements. The Company determines if an arrangement or contract is a lease at inception and does not separate lease and non-lease components of the contract. The Company records the present value of its commitments for leases with terms of more than one year on the Consolidated Statements of Financial Condition as a right-of-use asset with the corresponding liability. Right-of-use assets are subject to certain adjustments for lease incentives, deferred rent and initial direct costs. The Company elected the practical expedient not to separate lease components and non-lease components in calculating the net present value of the lease payments on office space and office equipment leases. Thus the measurement of the right-of-use asset and corresponding lease obligation use one single combined component. All leases were determined to be operating leases. Right-of-use assets represent the Company’s right to use the underlying assets for their lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from these leases. The Company’s lease agreements do not contain any residual value guarantees. Lease expense is recognized on a straight-line basis over the lease term for new leases and over the remaining lease term for existing leases already in place at January 1, 2019 (date of adoption of ASC 842).
The implicit discount rates used to determine the present value of the Company’s leases are not readily determinable, thus, the Company uses its incremental borrowing rate to determine the present value of its lease payments. The determination of an appropriate incremental borrowing rate requires significant assumptions and judgement. The Company’s incremental borrowing rate was calculated based on the Company’s recent debt issuances and market conditions at the time of adoption or upon entering into a new lease, as applicable. The Company weights the rates appropriately depending on the term of the leases. Renewal and termination terms of the Company’s leases vary depending on the lease. The Company estimates the expected lease terms by assuming the exercise of renewal options and extensions where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal or extension is at the sole discretion of the Company. Certain lease agreements are secured by security deposits, which are reflected in Prepaid expenses and other assets on the Consolidated Statements of Financial Condition.
In conjunction with the Separation, the Company entered into sublease agreements for a portion of its Houston and New York office space with PWP Capital Holdings LP through 2027 and 2022, respectively. These subleases are considered operating leases. The subleases do not include renewal options and the Company has the right to terminate these subleases for any reason after giving 90 days prior written notice. Sublease income is recognized on a straight-line basis over the term of the lease. The Company elected the practical expedient not to separate lease components and non-lease components for these subleases. During the year ended December 31, 2021, the Houston sublease was terminated, and the New York sublease was modified to extend the term and reduce the subleased space. See additional information regarding these subleases in Note 17—Related Party Transactions.
Significant New Leases and Lease Modifications
In July 2020, the Company modified the terms of its New York office space lease by shortening the lease term of certain floor space and extending the contractual lease term of other floor space. These contractual changes were treated as a modification of the original lease. The modified lease was reassessed and continues to be considered an operating lease. The lease liability was remeasured as of the modification date and resulted in an increase of $12.9 million and a corresponding increase to the right-of-use asset as well as a $0.1 million gain, which was recognized as Other income (expense) on the Consolidated Statements of Operations.
In May 2021, the Company extended the term of its New York office lease by five months, which resulted in an increase to Lease liabilities and a corresponding increase to Right-of-use lease assets of $5.1 million. On July 26, 2021, the Company executed a lease amendment to vacate a portion of its Houston office space, which resulted in a $1.9 million decrease to Right-of-use lease assets, a $2.4 million decrease to Lease liabilities and a $0.5 million gain recorded in Other income (expense) in the Consolidated Statements of Operations.
Other information as it relates to the Company’s operating leases is as follows:

	Year Ended December 31,
	2021	2020
Weighted-average discount rate - operating leases	2.45%	4.07%
Weighted-average remaining lease term - operating leases	3.26 years	3.99 years

	Year Ended December 31,
	2021	2020	2019
Operating lease cost	$19,006	$19,486	$19,657
Variable lease cost	4,716	6,145	5,592
Sublease income - operating leases	(2,957)	(3,942)	(3,366)
Total net lease cost	$20,765	$21,689	$21,883

Cash paid for lease obligation	$19,858	$21,532	$21,545
As of December 31, 2021, the maturities of undiscounted operating lease liabilities of the Company are as follows:

Years Ending:	Operating Leases	Sublease Income	Net Payments
2022	$19,119	$616	$18,503
2023	13,670	307	13,363
2024	4,399	—	4,399
2025	2,864	—	2,864
2026	2,857	—	2,857
Thereafter	2,141	—	2,141
Total minimum lease payments	45,050	$923	$44,127
Less: Imputed Interest	(1,602)
Total lease liabilities	$43,448